July 22, 1997


	VIA ELECTRONIC FILING

	Securities and Exchange Commission
	450 Fifth Street, N.W.
	Judiciary Plaza
	Washington, D.C.  20549

	Attention:    Division of Investment Management

	      Re:     CMA Treasury Fund
		      Post-Effective Amendment No. 7 to
		      the Registration Statement on Form N-1A
		      (Securities Act File No. 33-37439
		      Investment Company Act No. 811-6196)

	Ladies and Gentlemen:

	     Pursuant to Rule 497(j) under the Securities
	Act of 1933, as amended (the "1933 Act"),
	CMA Treasury Fund (the "Fund") hereby certifies that:

	     (1)     the form of Prospectus and Statement
	     of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 7 to the Fund's Registration Statement on Form N-1A; and

	     (2)     the text of Post-Effective Amendment
	     No. 7 to the Fund's Registration Statement on
	     Form N-1A was filed electronically with the Securities and Exchange Commission on
	     July 18, 1997.

				      Very truly yours,

				      CMA Treasury Fund

				 By:  /s/ Gerald M. Richard
					     Treasurer